SLM Student Loan Trust 2006-2
Quarterly Servicing Report

Distribution Date	07/25/2006
Collection Period	04/1/2006 — 06/30/2006

SLM Funding LLC	—	Depositor
Sallie Mae Inc.	—	Servicer and Administrator
Deutsche Bank	—	Indenture Trustee
Chase Bank USA, National Association	—	Eligible Lender Trustee
SLM Investment Corp	—	Excess Distribution Certificateholder

I. 2006-2 Deal Parameters

	Student Loan Portfolio Characteristics				03/31/2006	Activity	06/30/2006
A	i	Portfolio Balance			$2,982,864,407.75	($71,589,928.75)	$2,911,274,479.00
	ii	Interest to be Capitalized			4,584,463.14		6,566,456.36

	iii	Total Pool			$2,987,448,870.89		$2,917,840,935.36

	iv	Capitalized Interest			$82,000,000.00		$82,000,000.00
	v	Add-on Consolidation Loan Account			9,208,054.09		0.00
	vi	Specified Reserve Account Balance			7,468,622.18		7,294,602.34

	vii	Total Adjusted Pool			$3,086,125,547.16		$3,007,135,537.70

B	i	Weighted Average Coupon (WAC)			3.870%		3.868%
	ii	Weighted Average Remaining Term			289.67		287.97
	iii	Number of Loans			161,969		158,352
	iv	Number of Borrowers			92,497		90,273
	v	Aggregate Outstanding Principal Balance — T-Bill			$12,902,953.88		$11,817,641.10
		Aggregate Outstanding Principal Balance — T-Bill—Other *			$12,408,395.50		$12,110,894.52
	vi	Aggregate Outstanding Principal Balance — Commercial Paper			$2,962,137,521.51		$2,893,912,399.74
	vii	Pool Factor			0.990398897		0.967322478

								% of
	Notes			Spread	Balance 4/25/2006	% of O/S Securities	Balance 07/25/2006	O/S Securities
C	i	A-1 Notes	78442GRR9	-0.030%	$216,930,872.52	6.996%	$149,463,686.13	4.927%
	ii	A-2 Notes	78442GRS7	0.000%	443,000,000.00	14.286%	443,000,000.00	14.604%
	iii	A-3 Notes	78442GRT5	0.040%	229,000,000.00	7.385%	229,000,000.00	7.549%
	iv	A-4 Notes	78442GRU2	0.090%	523,000,000.00	16.866%	523,000,000.00	17.241%
	v	A-5 Notes	78442GRV0	0.110%	395,772,000.00	12.763%	395,772,000.00	13.047%
	vi	A-6 Notes	78442GRX6	0.170%	1,200,000,000.00	38.699%	1,200,000,000.00	39.559%
	vii	B Notes	78442GRY4	0.220%	93,179,000.00	3.005%	93,179,000.00	3.072%

	viii	Total Notes			$3,100,881,872.52	100.000%	$3,033,414,686.13	100.000%

	Reserve Account				04/25/2006		07/25/2006
D	i	Required Reserve Acct Deposit (%)			0.25%		0.25%
	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)			$7,468,622.18		$7,294,602.34
	iv	Reserve Account Floor Balance ($)			$4,524,615.00		$4,524,615.00
	v	Current Reserve Acct Balance ($)			$7,468,622.18		$7,294,602.34

	Other Accounts				04/25/2006		07/25/2006
E	i	Add-on Consolidation Loan Account			$9,208,054.09		$0.00
	ii	Capitalized Interest Account			$82,000,000.00		$82,000,000.00
	iii	Supplemental Purchase Account			$—		$0.00

	Asset/Liability				04/25/2006		07/25/2006
F	i	Total Adjusted Pool			$3,086,125,547.16		$3,007,135,537.70
	ii	Total Outstanding Balance Notes			$3,100,881,872.52		$3,033,414,686.13
	iii	Difference			$(14,756,325.36)		$(26,279,148.43)
	iv	Parity Ratio			0.99524		0.99134

*	See pg A-2 of the prospectus supplement for more information on this category.

II. 2006-2 Transactions from: 04/01/2006 through: 06/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$85,032,508.84
	ii	Principal Collections from Guarantor	2,040,584.70
	iii	Principal Reimbursements	1,500,067.47
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$88,573,161.01

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$(5,136.13)
	ii	Capitalized Interest	(8,156,865.63)

	iii	Total Non-Cash Principal Activity	$(8,162,001.76)

C	Student Loan Principal Purchases		$(8,821,230.50)

D	Total Student Loan Principal Activity		$71,589,928.75

E	Student Loan Interest Activity
	i	Regular Interest Collections	$16,381,624.49
	ii	Interest Claims Received from Guarantors	33,994.28
	iii	Collection Fees/Returned Items	1,769.04
	iv	Late Fee Reimbursements	161,090.14
	v	Interest Reimbursements	5,528.54
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	10,830,705.71
	viii	Subsidy Payments	1,119,435.72

	ix	Total Interest Collections	$28,534,147.92

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(2,257.86)
	ii	Capitalized Interest	8,156,865.63

	iii	Total Non-Cash Interest Adjustments	$8,154,607.77

G	Student Loan Interest Purchases		$—

H	Total Student Loan Interest Activity		$36,688,755.69

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-2 Collection Account Activity 03/31/2006 through 06/30/2006

A	Principal Collections
	i	Principal Payments Received	$18,466,769.12
	ii	Consolidation Principal Payments	68,606,324.42
	iii	Reimbursements by Seller	576.25
	iv	Borrower Benefits Reimbursements	6,246.00
	v	Reimbursements by Servicer	199.60
	vi	Re-purchased Principal	1,493,045.62

	vii	Total Principal Collections	$88,573,161.01

B	Interest Collections
	i	Interest Payments Received	$27,928,392.19
	ii	Consolidation Interest Payments	437,368.01
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	49.61
	vi	Re-purchased Interest	5,478.93
	vii	Collection Fees/Return Items	1,769.04
	viii	Late Fees	161,090.14

	ix	Total Interest Collections	$28,534,147.92

C	Other Reimbursements		$281,704.83

D	Reserves in Excess of the Requirement		$174,019.84

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$1,818,723.97

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Excess Transferred from Add-on Consolidation Loan Account		$345,233.10

L	Initial Deposits into Collection Account		$—

M	TOTAL AVAILABLE FUNDS		$119,726,990.67
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,479,089.96)
		Consolidation Loan Rebate Fees to Dept.of Education	$(7,756,293.07)

N	NET AVAILABLE FUNDS		$109,491,607.64

O	Servicing Fees Due for Current Period		$1,225,668.27

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,245,668.27

IV. 2006-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	3.886%	3.835%	106,209	104,861	65.574%	66.220%	$1,778,149,680.60	$1,741,439,943.05	59.612%	59.817%
31-60 Days Delinquent	4.523%	4.293%	6,800	4,213	4.198%	2.661%	121,788,946.49	73,213,280.49	4.083%	2.515%
61-90 Days Delinquent	4.597%	4.490%	4,301	1,918	2.655%	1.211%	73,442,359.81	31,868,172.06	2.462%	1.095%
91-120 Days Delinquent	4.360%	4.557%	2,030	1,724	1.253%	1.089%	32,429,864.73	25,553,610.92	1.087%	0.878%
> 120 Days Delinquent	4.992%	4.725%	114	3,973	0.070%	2.509%	2,187,281.61	57,448,994.42	0.073%	1.973%

Deferment
Current	3.439%	3.510%	32,241	28,197	19.906%	17.807%	701,170,426.31	641,122,347.54	23.507%	22.022%

Forbearance
Current	4.307%	4.362%	10,222	13,431	6.311%	8.482%	272,542,603.42	339,822,187.21	9.137%	11.673%

TOTAL REPAYMENT	3.869%	3.867%	161,917	158,317	99.968%	99.978%	$2,981,711,162.97	$2,910,468,535.69	99.961%	99.972%

Claims in Process (1)	6.201%	5.203%	52	35	0.032%	0.022%	$1,153,244.78	$805,943.31	0.039%	0.028%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	3.870%	3.868%	161,969	158,352	100.000%	100.000%	$2,982,864,407.75	$2,911,274,479.00	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

VI. 2006-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,552,816.40
B	Interest Subsidy Payments Accrued During Collection Period	2,603,576.54
C	Special Allowance Payments Accrued During Collection Period	29,470,323.91
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	1,818,723.97
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$59,445,440.82
VII. Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate*	Index
A	Class A-1 Interest Rate	0.012815833	4/25/06 - 7/25/06	1 NY Business Day	5.07000%	LIBOR

B	Class A-2 Interest Rate	0.012891667	4/25/06 - 7/25/06	1 NY Business Day	5.10000%	LIBOR

C	Class A-3 Interest Rate	0.012992778	4/25/06 - 7/25/06	1 NY Business Day	5.14000%	LIBOR

D	Class A-4 Interest Rate	0.013119167	4/25/06 - 7/25/06	1 NY Business Day	5.19000%	LIBOR

E	Class A-5 Interest Rate	0.013169722	4/25/06 - 7/25/06	1 NY Business Day	5.21000%	LIBOR

F	Class A-6 Interest Rate	0.013321389	4/25/06 - 7/25/06	1 NY Business Day	5.27000%	LIBOR

G	Class B Interest Rate	0.013447778	4/25/06 - 7/25/06	1 NY Business Day	5.32000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2006-2 Inputs From Prior Period 4/1/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,982,864,407.75
	ii	Interest To Be Capitalized	4,584,463.14

	iii	Total Pool	$2,987,448,870.89
	iv	Specified Reserve Account Balance	7,468,622.18
	v	Capitalized Interest	82,000,000.00
	vi	Add-on Consolidation Loan Account	9,208,054.09

	vii	Total Adjusted Pool	$3,086,125,547.16

B	Total Note Factor		0.998367931
C	Total Note Balance		$3,100,881,872.52

D	Note Balance 04/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Current Factor	0.977166092	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$216,930,872.52	$443,000,000.00	$229,000,000.00	$523,000,000.00	$395,772,000.00	$1,200,000,000.00	$93,179,000.00

	iii	Note Principal Shortfall	$14,756,325.36	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$7,468,622.18
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-2 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$7,468,622.18
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$7,468,622.18
iv	Required Reserve Account Balance	$7,294,602.34

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$174,019.84
vii	Ending Reserve Account Balance	$7,294,602.34

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning of Period Account Balance	$82,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$82,000,000.00

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period End Date		07/03/2006
i	Beginning Balance	$9,208,054.09
ii	Add-on Loans Funded during Period	$(8,862,820.99)
iii	Release to Collection Account	$(345,233.10)

iv	Ending Balance	$—

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/09/2006
i	Beginning Balance	$0.00
ii	Supplemental Loan Purchases	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

X. 2006-2 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$109,491,607.64	$109,491,607.64

B	Primary Servicing Fees-Current Month		$1,225,668.27	$108,265,939.37

C	Administration Fee		$20,000.00	$108,245,939.37

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,780,149.91	$105,465,789.46
	ii	Class A-2	$5,711,008.33	$99,754,781.13
	iii	Class A-3	$2,975,346.11	$96,779,435.02
	iv	Class A-4	$6,861,324.17	$89,918,110.85
	v	Class A-5	$5,212,207.30	$84,705,903.55
	vi	Class A-6	$15,985,666.67	$68,720,236.88

	vii	Total Class A Interest Distribution	$39,525,702.49

E	Class B Noteholders’ Interest Distribution Amount		$1,253,050.49	$67,467,186.39

F	i	Class A-1	$67,467,186.39	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	vii	Total Class A Principal Distribution	$67,467,186.39

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

XI. 2006-2 Triggers

A	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,911,274,479.00
	ii	Borrower Interest Accrued	25,552,816.40
	iii	Interest Subsidy Payments Accrued	2,603,576.54
	iv	Special Allowance Payments Accrued	29,470,323.91
	v	Capitalized Interest Account Balance	82,000,000.00
	vi	Add-On Account Balance	—
	vii	Reserve Account Balance (after any reinstatement	7,294,602.34

	viii	Total	$3,058,195,798.19
	ix	Less: Specified Reserve Account Balance	(7,294,602.34)

	x	Total	$3,050,901,195.85

	xi	Class A Notes Outstanding (after application of available funds)	$2,940,235,686.13

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

B	Principal Distribution Triggers
	Has Stepdown Date occurred?		N
		The Stepdown Date is the earlier of (1) 1/25/2012 or (2) the
		first date on which no class A notes remain outstanding.

	Note Balance Trigger
	i	Notes Outstanding (after application of available funds)	$3,033,414,686.13
	ii	Adjusted Pool Balance	$3,007,135,537.70
	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the Stepdown Date, a Trigger Event in existence results in a Class B Percentage of 0.

		Class A Percentage	100%
		Class B Percentage	0%

XII.  2006-2  Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due	$2,780,149.91	$5,711,008.33	$2,975,346.11	$6,861,324.17	$5,212,207.30	$15,985,666.67	$1,253,050.49
	ii	Quarterly Interest Paid	2,780,149.91	5,711,008.33	2,975,346.11	6,861,324.17	5,212,207.30	15,985,666.67	1,253,050.49

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$93,746,334.82	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	67,467,186.39	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$26,279,148.43	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$70,247,336.30	$5,711,008.33	$2,975,346.11	$6,861,324.17	$5,212,207.30	$15,985,666.67	$1,253,050.49

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 6/30/06	$3,100,881,872.52
	ii	Adjusted Pool Balance 6/30/06	3,007,135,537.70

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$93,746,334.82

	iv	Adjusted Pool Balance 4/1/06	$3,086,125,547.16
	v	Adjusted Pool Balance 6/30/06	3,007,135,537.70

	vi	Current Principal Due (iv-v)	$78,990,009.46
	vii	Principal Shortfall from Previous Collection Period	14,756,325.36

	viii	Principal Distribution Amount (vi + vii)	$93,746,334.82

	ix	Principal Distribution Amount Paid	$67,467,186.39

	x	Principal Shortfall (viii - ix)	$26,279,148.43

C		Total Principal Distribution	$67,467,186.39
D		Total Interest Distribution	40,778,752.98

E		Total Cash Distributions	$108,245,939.37

					Paydown
F	Note Balances			04/25/2006	Factor	07/25/2006
	i	A-1 Note Balance	78442GRR9	$216,930,872.52		$149,463,686.13
		A-1 Note Pool Factor		0.977166092	0.303906245	0.673259847

	ii	A-2 Note Balance	78442GRS7	$443,000,000.00		$443,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GRT5	$229,000,000.00		$229,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GRU2	$523,000,000.00		$523,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GRV0	$395,772,000.00		$395,772,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	78442GRX6	$1,200,000,000.00		$1,200,000,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	B Note Balance	78442GRY4	$93,179,000.00		$93,179,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-2 Historical Pool Information

			4/1/06-6/30/06	2/23/06-3/31/06

Beginning Student Loan Portfolio Balance			$2,982,864,407.75	$2,982,867,186.36

	Student Loan Principal Activity
	i	Regular Principal Collections	$85,032,508.84	$21,176,756.01
	ii	Principal Collections from Guarantor	2,040,584.70	308,021.03
	iii	Principal Reimbursements	1,500,067.47	1,447,686.14
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$88,573,161.01	$22,932,463.18
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$(5,136.13)	$2,300.12
	ii	Capitalized Interest	(8,156,865.63)	(4,130,602.14)

	iii	Total Non-Cash Principal Activity	$(8,162,001.76)	$(4,128,302.02)

	Student Loan Principal Purchases		$(8,821,230.50)	$(18,801,382.55)

(-)	Total Student Loan Principal Activity		$71,589,928.75	$2,778.61

	Student Loan Interest Activity
	i	Regular Interest Collections	$16,381,624.49	$7,401,790.02
	ii	Interest Claims Received from Guarantors	33,994.28	1,986.91
	iii	Collection Fees/Returned Items	1,769.04	223.98
	iv	Late Fee Reimbursements	161,090.14	61,655.72
	v	Interest Reimbursements	5,528.54	9,709.18
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	10,830,705.71	0.00
	viii	Subsidy Payments	1,119,435.72	0.00

	ix	Total Interest Collections	$28,534,147.92	$7,475,365.81

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(2,257.86)	$(1,468.10)
	ii	Capitalized Interest	8,156,865.63	4,130,602.14

	iii	Total Non-Cash Interest Adjustments	$8,154,607.77	$4,129,134.04

	Student Loan Interest Purchases		$—	$(9,843,188.36)

	Total Student Loan Interest Activity		$36,688,755.69	$1,761,311.49

(=)	Ending Student Loan Portfolio Balance		$2,911,274,479.00	$2,982,864,407.75

(+)	Interest to be Capitalized		$6,566,456.36	$4,584,463.14

(=)	TOTAL POOL		$2,917,840,935.36	$2,987,448,870.89

(+)	Capitalized Interest		$82,000,000.00	$82,000,000.00

(+)	Add-on Consolidation Loan Account		$—	$9,208,054.09

(+)	Reserve Account Balance		$7,294,602.34	$7,468,622.18

(=)	Total Adjusted Pool		$3,007,135,537.70	$3,086,125,547.16

XIV. 2006-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,987,448,871	2.82%

Jul-06	$2,917,840,935	5.04%
*   Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.